Other Information	12 Months Ended
Dec. 31, 2012
Other Information
Other Information

Note P—Other Information

Concentration of Credit Risk

        We lease and sell aircraft to airlines and others throughout the world and our leases and notes receivables are from entities located throughout the world. We generally obtain deposits on leases and obtain collateral in flight equipment on notes receivable. No single customer accounted for more than 10% of total revenues in 2012, 2011 or 2010.

        Our 2012 revenues from rentals of flight equipment include $62.6 million (1.4% of total revenue) from lessees who filed for bankruptcy protection or ceased operations during 2012.

Segment Information

        We operate within one industry: the leasing, sales and management of flight equipment. AeroTurbine is not material to our financial statements and therefore not considered a segment.

Geographic Concentration

        Revenues from rentals of flight equipment to airlines outside the U.S. were $4.1 billion in 2012, $4.2 billion in 2011 and $4.4 billion in 2010, comprising 93.6%, 94.4% and 93.6%, respectively, of total revenues from rentals of flight equipment. The following table sets forth the dollar amount and percentage of total revenues from rentals of flight equipment attributable to the indicated geographic areas based on each airline's principal place of business for the years indicated:

	2012			2011			2010
	Amount		%	Amount		%	Amount	%
	(Dollars in thousands)
Europe	$1,561,565	(a)	35.9%	$1,730,203	(a)	38.8%	$1,893,679	40.1%
Asia and the Pacific	1,295,799		29.8	1,335,533		30.0	1,430,017	30.2
The Middle East and Africa	540,047		12.4	555,058		12.5	585,679	12.4
U.S. and Canada	389,533		9.0	362,067		8.1	375,496	7.9
Commonwealth of Independent States	287,643		6.6	244,418		5.5	235,235	5.0
Central and South America and Mexico	271,015		6.3	227,126		5.1	206,396	4.4

	$4,345,602	(b)	100.0%	$4,454,405	(b)	100.0%	$4,726,502	100.0%

(a)
Includes $352,363 (2012), $400,300 (2011) and $429,366 (2010) of revenue attributable to customers whose principal business is located in the Euro-zone periphery, which is comprised of Greece, Ireland, Italy, Portugal and Spain. Revenues generated from Europe have decreased from 2010 through 2012 as a result of increased repossessions of aircraft from European customers following the European sovereign debt crisis, that we re-leased to airlines domiciled elsewhere.

(b)
Includes AeroTurbine lease revenue of $78,922 for the year ended December 31, 2012 and $19,874 from its acquisition date of October 7, 2011, to December 31, 2011.

        Our revenues from all of our customers based in each of China and France exceeded 10% of our consolidated revenues for such periods, as set forth in the table below. No other individual country accounted for more than 10% of our total revenues during the periods indicated:

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
China	$743,447	17.1%	$766,350	17.2%	$815,683	17.3%
France	457,007	10.5	487,027	10.9	516,899	10.9

Currency Risk

        Our functional currency is U.S. dollars. Foreign exchange risk arises from our and our lessees' operations in multiple jurisdictions. All of our aircraft purchase agreements are negotiated in U.S. dollars, we currently receive substantially all of our revenue in U.S. dollars and we pay substantially all of our expenses in U.S. dollars. We currently have a limited number of leases denominated in foreign currencies, maintain part of our cash in foreign currencies, pay taxes in foreign currencies, and incur some of our expenses in foreign currencies, primarily the Euro. A decrease in the U.S. dollar in relation to foreign currencies increases our expenses paid in foreign currencies and an increase in the U.S. dollar in relation to foreign currencies decreases our lease revenue received from foreign currency denominated leases. Because we currently receive most of our revenues in U.S. dollars and pay most of our expenses in U.S. dollars, a change in foreign exchange rates would not have a material impact on our results of operations or cash flows. We do not have any restrictions or repatriation issues associated with our foreign cash accounts. Foreign currency transaction (losses) gains in the amounts of $0.7 million, $(2.4) million and $(2.3) million were recognized for the periods ended December 31, 2012, 2011, and 2010, respectively, and are included in Other income in our Consolidated Statements of Operations.